Consolidated Statements of Comprehensive Income (Loss) Statement - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings	$ 1,457	$ 786
Items that will not be reclassified into earnings, net of tax:
Remeasurements of pension plans (note 22)	46	(7)
Items that may be reclassified into earnings, net of tax:
Derivatives designated as cash flow hedge (notes 24)	(13)	(2)
Equity investment – share of other comprehensive income (loss)	(2)	3
Exchange differences on translation of foreign operations	857	(653)
Hedge of net investment (note 24)	(262)	243
Other comprehensive income (loss)	626	(416)
Comprehensive income	$ 2,083	$ 370